Dividends (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Dividends [Line Items]
Dividend declared for common share holders		$ 423,023	$ 344,382
Cash dividend declared per common share (USD per share) | $ / shares		$ 0.6669	$ 0.6063
Preferred shares, Series A
Dividends [Line Items]
Dividends declared for preferred share holders		$ 6,194	$ 6,194
Dividend declared per preferred share (CAD per share) | (per share)	$ 1.2905		$ 1.2905
Preferred shares, Series D
Dividends [Line Items]
Dividends declared for preferred share holders		$ 5,091	$ 5,091
Dividend declared per preferred share (CAD per share) | (per share)	$ 1.2728		$ 1.2728